Segment Information:	12 Months Ended
Jul. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 19 - Segment Information:
The Company follows FASB ASC Topic 815 which establishes standards for the way that public business enterprises report information about operating segments in annual financial statements and requires that those enterprises report selected information about operating segments in interim financial reports.  This Topic also establishes standards for related disclosures about products and services, geographic areas, and major customers.

This Topic uses a management approach for determining segments.  The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of the Company’s reportable segments.  The Company’s management reporting structure provides for only one segment: the research, development and commercialization of drug delivery systems and technologies for metabolic and immunological diseases.

The regions and countries in which the Company had identifiable assets and revenues are presented in the following table.  Identifiable assets are those that can be directly associated with a geographic area.

	2011	2010	2009
Identifiable Assets

Canada	$8,822,831	$20,966,421	$21,491,898
United States	3,128,053	3,154,963	3,321,859
Middle East, North Africa (MENA)	55,481	453,616	—
Total	$12,006,365	$24,575,000	$24,813,757

Revenue

Canada	$61,111	$95,252	$49,337
United States	60,867	430,516	605,238
Middle East, North Africa (MENA)	169,650	646,843	463,934
Total	$291,628	$1,172,611	$1,118,509